Financial Risk Management and Capital Management - Schedule of Category of Financial Instruments (Details) - AUD ($)		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Financial assets
Cash and cash equivalents		$ 10,343,353		$ 1,171,241		$ 238,747	$ 1,309,038
Investments – listed		55,170	[1]	43,566	[1]	212,986
Investments – unlisted	[2]	224,591
Other assets
Financial assets		10,623,114		1,214,807		451,733
Financial liabilities
Trade payables		2,451,133		741,202		564,920
Other payables		879,718		448,111
Lease Liabilities
Financial liabilities		$ 3,330,851		1,189,313		$ 564,920
Previously Reported [Member]
Financial liabilities
Trade payables				$ 1,189,313

[1]	designated at fair value through other comprehensive income utilise Level 1 of AASB13’s fair value hierarchy.
[2]	designated at fair value through other comprehensive income utilise Level 3 of AASB13’s fair value hierarchy.